November 18, 2020

DREYFUS INSTITUTIONAL TREASURY OBLIGATIONS CASH ADVANTAGE FUND

Hamilton Shares

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the management agreement between Dreyfus Institutional Reserves Funds, on behalf of the fund, and BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") will be amended to reflect a reduction in the management fee payable by the fund to BNYM Investment Adviser from an annual rate of 0.14% to an annual rate of 0.10% of the value of thefund's average daily net assets.

In addition, as of the Effective Date, the fund's name will be changed to "Dreyfus Institutional Preferred Treasury Obligations Fund".

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the fund's prospectus:

The fund's Hamilton shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Hamilton shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Hamilton shares is $100 million with no minimum subsequent investment, unless: (a) the investor has invested at least $100 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $100 million in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

The fund's Hamilton shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Hamilton shares of the fund also may be purchased directly by individuals.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund'sprospectus:

The minimum initial investment in Hamilton shares of the fund is $100 million, with no minimum subsequent investment, unless: (a) the investor has invested at least $100 million in the aggregate among the fund and any of the Preferred Funds listed under "Services for Fund Investors Fund Exchanges" or the Cash Management Funds, which currently include Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management*, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management, or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $100 million in such funds.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

An investor may purchase, in exchange for Hamilton shares of any fund, Hamilton shares or Institutional shares of any of the Preferred Funds, which currently include Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Treasury Obligations Cash Advantage Fund**, Dreyfus Institutional Preferred Treasury Securities Money Market Fund and Dreyfus Institutional Preferred Money Market Fund, or Preferred shares of Dreyfus Cash Management, provided the investor meets the eligibility requirements for investing in the new share class.

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*	As of the Effective Date, Dreyfus AMT-Free Tax Exempt Cash Management will be re-named "Dreyfus Tax Exempt Cash Management."
**	As of the Effective Date, Dreyfus Institutional Treasury Obligations Cash Advantage Fund will be re-named "Dreyfus Institutional Preferred Treasury Obligations Fund."

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6540STK1120

November 18, 2020

DREYFUS INSTITUTIONAL TREASURY OBLIGATIONS CASH ADVANTAGE FUND
Institutional Shares

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the management agreement between Dreyfus Institutional Reserves Funds, on behalf of the fund, and BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") will be amended to reflect a reduction in the management fee payable by the fund to BNYM Investment Adviser from an annual rate of 0.14% to an annual rate of 0.10% of the value of thefund's average daily net assets.

In addition, as of the Effective Date, the fund's name will be changed to "Dreyfus Institutional Preferred Treasury Obligations Fund".

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the fund's prospectus:

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $500 million with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund'sprospectus:

The minimum initial investment in Institutional shares of the fund is $500 million, with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Preferred Funds listed under "Services for Fund Investors Fund Exchanges" or the Cash Management Funds, which currently include Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management*, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management, or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

An investor may purchase, in exchange for Institutional shares of the fund, Institutional shares of any of the Preferred Funds, which currently include Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Treasury Obligations Cash Advantage Fund**, Dreyfus Institutional Preferred Treasury Securities Money Market Fund and Dreyfus Institutional Preferred Money Market Fund, or Preferred shares of Dreyfus Cash Management, provided the investor meets the eligibility requirements for investing in the new share class.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors" in the fund's prospectus: Conversion Feature

Institutional shares of the fund may not be converted into shares of another class of the fund.

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*	As of the Effective Date, Dreyfus AMT-Free Tax Exempt Cash Management will be re-named "Dreyfus Tax Exempt Cash Management."
**	As of the Effective Date, Dreyfus Institutional Treasury Obligations Cash Advantage Fund will be re-named "Dreyfus Institutional Preferred Treasury Obligations Fund."

6549STK1120

November 18, 2020

DREYFUS INSTITUTIONAL TREASURY OBLIGATIONS CASH ADVANTAGE FUND

Premier Shares

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the management agreement between Dreyfus Institutional Reserves Funds, on behalf of the fund, and BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") will be amended to reflect a reduction in the management fee payable by the fund to BNYM Investment Adviser from an annual rate of 0.14% to an annual rate of 0.10% of the value of thefund's average daily net assets.

In addition, as of the Effective Date, the fund's name will be changed to "Dreyfus Institutional Preferred Treasury Obligations Fund" and Premier shares of the fund will be converted to Hamilton shares of the fund. Hamilton shares of the fund have a lower total annual expense ratio and a better performance record than Premier shares of the fund. Investors may obtain a free copy of the Prospectus for Hamilton shares of the fund by calling 1-800-346-3621.

6541STK1120